Condensed financial information of the Company (Condensed Statements of Comprehensive Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Sales tax	$ (67,023,202)	$ (53,185,957)	$ (52,090,833)
General and administrative expenses	(115,329,011)	(105,622,486)	(64,498,306)
Operating income	105,535,021	97,049,495	213,775,379
Interest expense	(20,281,416)	(28,200,767)	(16,862,532)
Interest income	24,503,736	14,577,322	11,681,487
Loss on extinguishment of debt	0	(9,848,931)	0
Equity in profit of subsidiaries, net	2,234,635	(1,691,897)	(117,188)
Income from operations before income taxes	118,992,903	79,053,983	210,016,114
Income taxes	(52,511,318)	(30,557,618)	(83,659,850)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	66,482,107	48,515,730	126,356,264
Other comprehensive income, net of tax of nil
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	(7,123,064)	45,161,778	152,267,204
Other comprehensive income, tax effect	0	0	0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Sales tax	0	0	0
General and administrative expenses	(10,301,067)	(8,860,382)	(16,494,847)
Operating income	(10,301,067)	(8,860,382)	(16,494,847)
Interest expense	(58,576,635)	(58,515,706)	(24,635,780)
Interest income	3,533	1,289,907	749,408
Loss on extinguishment of debt	0	(9,848,931)	0
Equity in profit of subsidiaries, net	135,356,276	124,450,842	166,737,483
Income from operations before income taxes	66,482,107	48,515,730	126,356,264
Income taxes	0	0	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	66,482,107	48,515,730	126,356,264
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(73,605,171)	(3,353,952)	25,910,940
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	(7,123,064)	45,161,778	152,267,204
Other comprehensive income, tax effect	$ 0	$ 0	$ 0